General and administrative expenses	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
General and administrative expenses

19.	General and administrative expenses

	Three months ended February 28,		Six months ended February 28,
	2026	2025	2026	2025
Directors’ fees (Note 18)	$101	$79	$192	$143
Insurance	51	59	103	120
Office and general	65	68	113	128
Shareholder information	325	214	544	365
Professional fees	380	233	626	402
Salaries and benefits (Note 18)	1,940	1,202	2,488	1,679
Consulting	118	181	294	396
Share-based compensation expense (Notes 15 and 18)	844	1,273	1,080	1,429
Incremental withholding tax on share-based compensation paid (Note 18)	1,107	-	1,107	-
Travel and accommodation	51	60	107	112
Depreciation	15	14	29	29
Other	9	3	14	8
Total general and administrative expenses	$5,006	$3,386	$6,697	$4,811